Other Financial Information - Change in Product Warranty Accrual (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning balance, December 31	$ 43.2	$ 44.9
Provision charge to expense	18.6	18.7
Paid/utilized	(28.7)	(25.3)
Ending balance, September 30	$ 33.1	$ 38.3